Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Rental Income from Lease Agreements as Lessor with Both Third Parties and Related Parties
The Group entered into lease agreements as lessor with both third parties and related parties.

	For the years ended December 31,
	2019	2020	2021
Rental Income:
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	1,619,048	914,287	152,382
Grocery stores	952,381	104,761	76,191

Total	3,325,714	1,773,333	982,858